Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2013
Cash And Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

	March 31, 2013	March 31, 2012
	US$	US$
Cash on hand and at banks	24,551,490	27,680,158
Money market funds	7,833,886	12,112,575

Total cash and cash equivalents	32,385,376	39,792,733